Mining Interests - Disclosure of Detailed Information About Mining Interests, Non-depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 509,730
Ending mining interests	1,048,530	$ 509,730
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	117,545	96,043
Exploration and evaluation expenditures	69,060	43,601
Change in decommissioning liabilities	136	59
Acquisition of Jerritt Canyon	92,007
Sale of exploration project		(13,812)
Transfer to producing properties	(35,595)	(8,346)
Ending mining interests	242,881	117,545
Non-depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	17,179	8,699
Exploration and evaluation expenditures	12,007	12,125
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	0
Sale of exploration project		0
Transfer to producing properties	0	(3,645)
Ending mining interests	29,186	17,179
Non-depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	33,951	18,592
Exploration and evaluation expenditures	31,418	19,588
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	0
Sale of exploration project		0
Transfer to producing properties	(34,302)	(4,229)
Ending mining interests	31,067	33,951
Non-depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	2,955	1,104
Exploration and evaluation expenditures	2,978	2,323
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	0
Sale of exploration project		0
Transfer to producing properties	(1,293)	(472)
Ending mining interests	4,640	2,955
Non-depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	0	0
Exploration and evaluation expenditures	12,424	0
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	92,007
Sale of exploration project		0
Transfer to producing properties	0	0
Ending mining interests	104,431	0
Non-depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	37,004	32,938
Exploration and evaluation expenditures	1,748	4,066
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	0
Sale of exploration project		0
Transfer to producing properties	0	0
Ending mining interests	38,752	37,004
Non-depletable properties [Member] | Exploration Projects [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	22,099	34,710
Exploration and evaluation expenditures	985	1,142
Change in decommissioning liabilities	136	59
Acquisition of Jerritt Canyon	0
Sale of exploration project		(13,812)
Transfer to producing properties	0	0
Ending mining interests	22,948	22,099
Non-depletable properties [Member] | Springpole Stream [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	4,356	0
Exploration and evaluation expenditures	7,500	4,356
Change in decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	0
Sale of exploration project		0
Transfer to producing properties	0	0
Ending mining interests	$ 11,856	$ 4,356